Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Net cash from operating activities	[1]	¥ 112,600	¥ 99,298	¥ 96,502
Cash flows used in investing activities
Capital expenditure		(82,853)	(83,835)	(87,334)
Payments for lease prepayments / right-of-use assets		(310)	(20)	(89)
Purchase of investments		(478)	(328)	(443)
Proceeds from disposal of property, plant and equipment		2,514	1,866	2,066
Proceeds from disposal of lease prepayments / right-of-use assets		115	45	72
Proceeds from disposal of investments		296	96
Net cash inflow / (outflow) from disposal of subsidiaries		0	(1)	184
Purchase of short-term bank deposits		(5,119)	(7,726)	(2,815)
Maturity of short-term bank deposits		8,621	3,949	3,096
Net cash used in investing activities		(77,214)	(85,954)	(85,263)
Cash flows used in financing activities
Repayments of principal of finance lease obligations / lease liabilities		(10,699)	(73)	(84)
Proceeds from bank debt and other loans		103,315	97,829	123,250
Repayments of bank debt and other loans		(120,107)	(106,923)	(69,953)
Repayment of deferred consideration in respect of the Mobile Network Acquisition				(61,710)
Payment of the acquisition price of the Eighth Acquisition (Note 1)			(87)
Payment of dividends		(8,891)	(7,568)	(7,530)
Cash distributions to non-controlling interests		(181)	(177)	(89)
Payment for the acquisition of non-controlling interests		(8)	(119)	(31)
Contribution from non-controlling interests		1,590	855
Net deposits with Finance Company	[2]	4,098
Increase in statutory reserve deposits placed by Finance Company	[2]	(405)
Reduction of capital by non-controlling interests			(20)
Net cash used in financing activities		(31,288)	(16,283)	(16,147)
Net (decrease) / increase in cash and cash equivalents		4,098	(2,939)	(4,908)
Cash and cash equivalents at beginning of year		16,666	19,410	24,617
Effect of changes in foreign exchange rate		27	195	(299)
Cash and cash equivalents at end of year		¥ 20,791	¥ 16,666	¥ 19,410

[1]	Reconciliation of earnings before income tax to net cash from operating activities
[2]	“Finance Company” refers to China Telecom Group Finance Co., Ltd., a subsidiary of the Company established on January 8, 2019, providing capital and financial management services to the member units of China Telecommunications Corporation.